UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21756

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  630-765-8000

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: JANUARY 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2009 (UNAUDITED)

 PRINCIPAL                                                                                   STATED
   VALUE                                  DESCRIPTION                              COUPON   MATURITY      VALUE
-----------   ------------------------------------------------------------------   ------   --------   -----------
ASSET-BACKED SECURITIES - 44.5%
              ABCLO, Ltd.
$ 1,750,000      Series 2007-1A, Class D (c) (d) ...............................    4.99%   04/15/21   $   173,092
              ACE Securities Corp., Home Equity Loan Trust
    504,354      Series 2003-OP1, Class B ......................................    6.00%   12/25/33        45,530
    914,328      Series 2005-HE5, Class M10 (c) ................................    3.39%   08/25/35         2,076
              Aircraft Finance Trust
    860,501      Series 1999-1A, Class A2 (b) (c) ..............................    0.83%   05/15/24       387,225
              Atherton Franchisee Loan Funding
    407,728      Series 1999-A, Class A2 (b) ...................................    7.23%   03/15/21       380,363
              Bear Stearns Asset Backed Security Trust
  4,000,000      Series 2007-HE3, Class M9 (c) .................................    2.64%   04/25/37        51,160
              BNC Mortgage Loan Trust
  5,750,000      Series 2007-2, Class B1 (b) (c) ...............................    2.89%   05/25/37       188,198
  1,400,000      Series 2007-2, Class B2 (b) (c) ...............................    2.89%   05/25/37        27,748
  1,766,000      Series 2007-3, Class B2 (b) (c) ...............................    2.89%   07/25/37        42,896
              Bombardier Capital Mortgage Securitization Corp.
    335,349      Series 1999-B, Class A1B ......................................    6.61%   09/15/10       154,408
    858,582      Series 1999-B, Class A3 .......................................    7.18%   12/15/15       428,665
              Conseco Finance Securitizations Corp.
  3,654,109      Series 2000-6, Class M1 .......................................    7.72%   09/01/31       754,802
              EMAC Owner Trust, LLC
  1,175,573      Series 1998-1, Class A3 (b) ...................................    6.63%   01/15/25       775,878
  1,014,804      Series 2000-1, Class A1 (b) ...................................    6.96%   01/15/27       366,263
  1,299,960      Series 2000-1, Class A2 (b) ...................................    6.96%   01/15/27       469,182
              Falcon Franchise Loan Trust
  4,905,000      Series 2000-1, Class E (b) ....................................    6.50%   04/05/16     1,102,693
  4,231,000      Series 2003-1, Class E (b) ....................................    6.00%   01/05/25       211,550
              FFCA Secured Lending Corp.
  5,000,000      Series 1999-2, Class B1 (b) ...................................    8.27%   05/18/26       500,997
              FMAC Loan Receivables Trust
    873,138      Series 1997-B, Class A (b) ....................................    6.85%   09/15/19       742,167
              Green Tree Financial Corp.
    353,502      Series 1997-4, Class B1 .......................................    7.23%   02/15/29        85,288
    981,503      Series 1998-4, Class M1 .......................................    6.83%   04/01/30       276,717
  3,000,000      Series 1998-8, Class M1 .......................................    6.98%   09/01/30     1,246,702
  6,016,268      Series 1999-3, Class M1 .......................................    6.96%   02/01/31     1,110,393
              GSAMP Trust
    695,439      Series 2004-AR2, Class B4 (d) .................................    5.00%   08/25/34         3,818
    991,846      Series 2006-S3, Class A2 ......................................    5.77%   05/25/36       103,652
    867,967      Series 2006-S5, Class A1 (c) ..................................    0.48%   09/25/36        32,644
              Halyard Multi Asset CBO I, Ltd.
  1,630,322      Series 1A, Class B (c) (d) ....................................    4.88%   03/24/10       576,074
              Helios Series I Multi Asset CBO, Ltd.
  3,000,000      Series 1A, Class B (b) (c) ....................................    3.17%   12/13/36       149,160
              Independence lll CDO, Ltd.
  5,000,000      Series 3A, Class C1 (b) (c) ...................................    3.93%   10/03/37       433,450
              Indymac Residential Asset Backed Trust
  2,375,000      Series 2005-B, Class M10 (c) ..................................    3.89%   08/25/35        55,576
              Long Beach Mortgage Loan Trust
  1,955,472      Series 2006-A, Class A2 .......................................    5.55%   05/25/36       156,438

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2009 (UNAUDITED)

 PRINCIPAL                                                                                   STATED
   VALUE                                  DESCRIPTION                              COUPON   MATURITY      VALUE
-----------   ------------------------------------------------------------------   ------   --------   -----------
ASSET-BACKED SECURITIES - (CONTINUED)
              Longhorn CDO, Ltd.
$ 2,807,626      Series 1, Class C (b) (c) .....................................    8.49%   05/10/12   $   135,103
              Merit Securities Corp.
  2,813,069      Series 13, Class B1 (d) .......................................    8.00%   12/28/33       121,759
  2,602,000      Series 13, Class M2 ...........................................    8.00%   12/28/33       844,857
              North Street Referenced Linked Notes
  4,500,000      Series 2000-1A, Class C (c) (d) ...............................    2.92%   04/28/11     1,637,010
  7,000,000      Series 2000-1A, Class D1 (b) (c) ..............................    3.77%   04/28/11     2,220,330
              Park Place Securities, Inc.
  3,689,895      Series 2004-WCW1, Class M8 (c) ................................    3.89%   09/25/34        61,333
  1,301,976      Series 2004-WCW2, Class M10 (b) (c) ...........................    3.14%   10/25/34        15,698
  4,954,263      Series 2005-WCW3, Class M11 (c) (d) ...........................    2.89%   08/25/35       109,142
              Rosedale CLO, Ltd.
  3,500,000      Series I-A, Class II (b) ......................................      (f)   07/24/21       105,000
                 Signature 5, Ltd.
  1,000,000      Series 5A, Class C (b) ........................................   12.56%   10/27/12        48,920
              Soundview Home Equity Loan Trust
  1,634,000      Series 2007-OPT3, Class M10 (c) (d) ...........................    2.89%   08/25/37        50,572
              Structured Asset Securities Corp.
  3,000,000      Series 2007-BC3, Class B1 (b) (c) .............................    2.89%   05/25/47        75,420
  2,000,000      Series 2007-OSI, Class M10 (c) ................................    2.89%   06/25/37        15,140
              Summit CBO I, Ltd.
  4,705,734      Series 1A, Class B (c) (d) ....................................    3.54%   05/23/11       179,806
              Wells Fargo Home Equity Trust
  3,019,132      Series 2007-2, Class B2 (b) (c) ...............................    2.89%   04/25/37        28,259
                                                                                                       -----------
              TOTAL ASSET-BACKED SECURITIES
                 (Cost $66,555,408) ............................................                        16,683,154
                                                                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS- 5.5%
              Bear Stearns Alt-A Trust
  2,090,296      Series 2006-8, Class 2A2 ......................................    5.43%   08/25/46       628,938
              Countrywide Alternative Loan Trust
  3,331,936      Series 2005-56, Class M4 (c) ..................................    1.31%   11/25/35       199,616
              Credit Suisse Mortgage Capital Certificates
  2,398,378      Series 2006-1, Class DB5 (d) ..................................    5.71%   02/25/36        21,970
  2,324,170      Series 2006-2, Class DB5 (d) ..................................    5.87%   03/25/36        42,779
              Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
  3,691,244      Series 2007-OA4, Class M10 (c) ................................    3.39%   08/25/47       172,935
              HarborView Mortgage Loan Trust
  3,970,059      Series 2005-9, Class B10 (c) ..................................    2.08%   06/20/35     1,000,494
                                                                                                       -----------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost $10,970,537) ............................................                         2,066,732
                                                                                                       -----------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2009 (UNAUDITED)

 PRINCIPAL                                                                                   STATED
   VALUE                                    DESCRIPTION                            COUPON   MATURITY      VALUE
-----------   ------------------------------------------------------------------   ------   --------   -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.4%
              Banc of America Commercial Mortgage Inc.
$ 1,171,422      Series 2000-1, Class M (b) ....................................    6.00%   11/15/31   $    85,212
              Banc of America Large Loan, Inc.
  2,000,000      Series 2005-MIB1, Class L (b) (c) .............................    3.33%   03/15/22       837,025
              Banc of America Structural Securities Trust
  2,878,166      Series 2002-X1, Class O (b) ...................................    7.00%   10/11/33     1,700,945
  2,878,166      Series 2002-X1, Class P (b) ...................................    7.00%   10/11/33     1,124,614
              Bear Stearns Commercial Mortgage Securities
  1,776,400      Series 2000-WF1, Class K ......................................    6.50%   02/15/32       268,294
              GE Capital Commercial Mortgage Corp.
    700,000      Series 2000-1, Class G (d)          . .........................    6.13%   01/15/33       271,831
              GMAC Commercial Mortgage Securities, Inc.
  1,000,000      Series 1999-C3, Class G (d) ...................................    6.97%   08/15/36       859,227
              GS Mortgage Securities Corp. II
  7,000,000      Series 1998-C1, Class H (b) ...................................    6.00%   10/18/30       339,076
              LB-UBS Commercial Mortgage Trust
  3,025,000      Series 2001-C7, Class Q (d) ...................................    5.87%   11/15/33       772,205
  2,083,703      Series 2001-C7, Class S (d) ...................................    5.87%   11/15/33       247,231
              Morgan Stanley Capital I, Inc.
    968,400      Series 1999-WF1, Class M (b) ..................................    5.91%   11/15/31       149,645
  2,787,919      Series 2003-IQ5, Class O (d) ..................................    5.24%   04/15/38       216,593
                                                                                                       -----------
              TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                 (Cost $21,730,776) ............................................                         6,871,898
                                                                                                       -----------
CORPORATE BONDS  AND NOTES - 3.5%
  1,500,000   Lexington Precision Corp., Units (e) .............................      (f)   08/01/09     1,305,000
                                                                                                       -----------
              TOTAL CORPORATE BONDS AND NOTES
                 (Cost $1,200,000) .............................................                         1,305,000
                                                                                                       -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 19.3%
              FannieMae-ACES
  7,721,305      Series 1998-M7, Class N, IO ...................................    0.54%   05/25/36       141,311
              Government National Mortgage Association
 92,129,994      Series 2003-47, Class XA, IO ..................................    1.26%   06/16/43     5,228,368
 23,433,555      Series 2003-59, Class XA, IO ..................................    1.95%   06/16/34     1,872,906
                                                                                                       -----------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                 (Cost $6,855,059) .............................................                         7,242,585
                                                                                                       -----------
STRUCTURED NOTES- 2.2%
              Bacchus Ltd.
  1,225,000      Series 2006-1I, Subordinated Bond (b). ........................      (f)   01/20/19       588,000
              InCaps Funding II Ltd./InCaps Funding II Corp.
  2,000,000      Subordinated Note (b) .........................................      (f)   01/15/34       240,000
  3,750,000   Preferred Term Securities XXV, Ltd. (b) ..........................      (f)   06/22/37           375
                                                                                                       -----------
              TOTAL STRUCTURED NOTES
                 (Cost $3,387,594) .............................................                           828,375
                                                                                                       -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2009 (UNAUDITED)

  SHARES                                    DESCRIPTION                                                  VALUE
-----------   ------------------------------------------------------------------                      -----------
PREFERRED SECURITIES - 1.3%
      1,450   Ajax Two Ltd., Series 2A (b) (f) .................................                       $   145,000
      2,000   Ajax Two Ltd., Series 2X (b) (f) .................................                           100,000
      4,000   Pro Rata Funding, Ltd., Inc. (b) (f) .............................                           200,000
      2,000   Soloso CDO, Ltd., Series 2005-1 (b) (f) ..........................                            20,000
      3,000   White Marlin CDO, Ltd., Series AI (b) (f) (e) ....................                            15,000
                                                                                                       -----------
              TOTAL PREFERRED SECURITIES
                 (Cost $3,663,120) .............................................                           480,000
                                                                                                       -----------
              TOTAL INVESTMENTS - 94.7%
                 (Cost $114,362,494) (g) .......................................                        35,477,744
              NET OTHER ASSETS AND LIABILITIES - 5.3% ..........................                         2,003,978
                                                                                                       -----------
              NET ASSETS - 100.0% ..............................................                       $37,481,722
                                                                                                       ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Valhalla Capital Partners, LLC, the Fund's investment sub-advisor. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2009, securities noted as such amounted to $13,951,392 or 37.2% of net assets.

(c) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2009.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (See Note 1C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(e)  The issuer is in default. Income is not being accrued.

(f)  Zero coupon.

(g) Aggregate cost for federal income tax and financial reporting purposes. As of January 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $844,201 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $79,728,951.

ACES Alternative Credit Enhancement Securities

CBO  Collateralized Bond Obligation

CDO  Collateralized Debt Obligation

CLO  Collateralized Loan Obligation

IO Interest Only - represents the interest only portion of a mortgage-backed security, which allows the holder to receive interest only payments on the amount of notional principal outstanding.

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2009 (UNAUDITED)

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2009 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                                 INVESTMENTS
----------------                                                 -----------
Level 1 - Quoted Prices ......................................   $        --
Level 2 - Other Significant Observable Inputs ................    26,629,146
Level 3 - Significant Unobservable Inputs ....................     8,848,598
                                                                 -----------
TOTAL ........................................................   $35,477,744
                                                                 ===========

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

INVESTMENTS AT FAIR VALUE USING
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)                         INVESTMENTS
-----------------------------------------                        ------------
Balance as of October 31, 2008 ...............................   $23,044,686
Transfers in (out) of Level 3 ................................    (3,780,541)
Net realized gains (losses) ..................................    (1,480,960)
Net unrealized appreciation (depreciation) ...................    (7,410,862)
Net purchases (sales) ........................................    (1,523,725)
                                                                 -----------
Balance as of January 31, 2009 ...............................   $ 8,848,598
                                                                 ===========

Net unrealized depreciation from Level 3 investments held as of January 31, 2009 was $15,929,307.

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                          JANUARY 31, 2009 (UNAUDITED)

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund (the "Fund) is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Board of Trustees which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. The Fund's Portfolio of Investments includes investments with a value of $4,991,258 (14.1% of total investments) as of January 31, 2009, whose values have been determined based on prices supplied by dealers and investments with a value of $30,486,486 (85.9% of total investments), whose values have been determined based on prices supplied by independent pricing services. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation for a particular security, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. A variety of factors may be considered in determining the fair value of such securities including 1) the fundamental business data relating to the issuer; 2) an evaluation of the forces which influence the market in which these securities are purchased and sold; 3) type of holding; 4) financial statements of the issuer; 5) cost at date of purchase;
6) credit quality and cash flow of the issuer based on external analysis; 7) information as to any transactions in or offers for the holding; 8) price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; and 9) other relevant factors. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including mortgage-backed securities, asset-backed securities, corporate bonds and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                          JANUARY 31, 2009 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described as follows:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2009 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets of the Fund with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At January 31, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the 1933 Act, normally to qualified institutional buyers. As of January 31, 2009, the Fund held restricted securities as shown in the table below that the sub-advisor, Valhalla Capital Partners, LLC, has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgement. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                            CARRYING                             % OF
                                                ACQUISITION    PRINCIPAL     VALUE      CARRYING                 NET
SECURITY                                           DATE          VALUE     PER SHARE      COST        VALUE     ASSETS
--------                                        -----------   ----------   ---------   ----------   ---------   ------
ABCLO, Ltd.
   Series 2007-1A, Class D, 4.99%, 04/15/21      04/25/07     $1,750,000     $ 9.89    $1,726,282   $ 173,092    0.46%
Credit Suisse Mortgage Capital Certificates
   Series 2006-1, Class DB5, 5.71%, 02/25/36     12/15/06      2,398,378       0.92       794,135      21,970    0.06
   Series 2006-2, Class DB5, 5.87%, 03/25/36     12/15/06      2,324,170       1.84       778,314      42,779    0.11
GE Capital Commercial Mortgage Corp.
   Series 2000-1, Class G, 6.13%, 01/15/33       06/06/06        700,000      38.83       686,127     271,831    0.73
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C3, Class G, 6.97%, 08/15/36      08/24/05      1,000,000      85.92       984,540     859,227    2.29
GSMAP Trust
   Series 2004-AR2, Class B4, 5.00%, 08/25/34    08/22/05        695,439       0.55        77,135       3,818    0.01
Halyard Multi Asset CBO I, Ltd.
   Series 1A, Class B, 4.88%, 03/24/10           03/27/06      1,630,322      35.34       684,644     576,074    1.54
LB-UBS Commercial Mortgage Trust
   Series 2001-C7, Class Q, 5.87%, 11/15/33      09/19/05      3,025,000      25.53     2,619,515     772,205    2.06
   Series 2001-C7, Class S, 5.87%, 11/15/33      09/29/05      2,083,703      11.87     1,589,837     247,231    0.66
Merit Securities Corp.
   Series 13, Class B1, 8.00%, 12/28/33          02/20/07      2,813,069      11.87        28,556     121,759    0.32

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                          JANUARY 31, 2009 (UNAUDITED)

                                                                               CARRYING                              % OF
                                                  ACQUISITION    PRINCIPAL     VALUE        CARRYING                  NET
SECURITY                                              DATE         VALUE      PER SHARE       COST         VALUE     ASSETS
--------                                          -----------   -----------   ---------   -----------   ----------   ------
Morgan Stanley Capital I, Inc.
   Series 2003-IQ5, Class O, 5.24%, 04/15/38        10/19/06    $ 2,787,919     $ 7.77    $ 1,606,949   $  216,593    0.58%
North Street Referenced Linked Notes
   Series 2000-1A, Class C, 2.92%, 04/28/11         03/27/06      4,500,000      36.38      3,708,975    1,637,010    4.37
Park Place Securities, Inc.
   Series 2005-WCW3, Class M11, 2.89%, 08/25/35     12/26/07      4,954,263       2.20        374,756      109,142    0.29
Soundview Home Equity Loan Trust
   Series 2007-OPT3, Class M10, 2.89%, 08/25/37     06/21/07      1,634,000       3.10      1,441,352       50,572    0.14
Summit CBO I, Ltd
   Series 1A, Class B, 3.54%, 05/23/11              08/03/05      4,705,734       3.82        647,667      179,806    0.48
                                                                -----------               -----------   ----------    ----
                                                                $37,001,997               $17,748,784   $5,283,109    14.1%
                                                                ===========               ===========   ==========    ====

D. INTEREST ONLY SECURITIES:

An interest only security is the interest only portion of a mortgage-backed security ("MBS") that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO security. IOs are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO security will rise. These investments are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President
                           and Chief Executive Officer
                           (principal executive officer)

Date                                MARCH 26, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President
                           and Chief Executive Officer
                           (principal executive officer)

Date                                MARCH 26, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                                MARCH 26, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.